2. Basis of Presentation and Measurement	12 Months Ended
Dec. 31, 2015
Notes
2. Basis of Presentation and Measurement

2. BASIS OF PRESENTATION AND MEASUREMENT

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).